Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 90.0%
Apparel — 3.9%
Carter's, Inc.*	11,991	$1,066,360
Columbia Sportswear Co.	9,579	1,011,830
Levi Strauss & Co., Class A	76,116	1,819,933
		3,898,123
Auto Parts & Equipment — 0.9%
Aptiv PLC*	6,754	931,377
Banks — 10.3%
Citizens Financial Group, Inc.	63,391	2,798,713
Fifth Third Bancorp	39,410	1,475,904
First Horizon Corp.	122,567	2,072,608
M&T Bank Corp.	13,668	2,072,205
Regions Financial Corp.	89,180	1,842,459
		10,261,889
Biotechnology — 1.2%
Corteva, Inc.	25,085	1,169,463
Building Materials — 1.2%
Martin Marietta Materials, Inc.	3,612	1,212,982
Chemicals — 6.1%
Axalta Coating Systems Ltd.*	40,907	1,210,029
DuPont de Nemours, Inc.	14,353	1,109,200
NewMarket Corp.	2,785	1,058,746
Nutrien Ltd.	14,984	807,488
W.R. Grace & Co.	18,082	1,082,388
Westlake Chemical Corp.	9,581	850,697
		6,118,548
Commercial Services — 0.8%
Global Payments, Inc.	3,740	753,909
Computers — 1.2%
Check Point Software Technologies Ltd.*	10,647	1,192,145
Distribution & Wholesale — 1.6%
IAA, Inc.*	18,610	1,026,155
KAR Auction Services, Inc.*	38,857	582,855
		1,609,010
Diversified Financial Services — 1.0%
Discover Financial Services	11,013	1,046,125
Electric — 5.3%
Alliant Energy Corp.	45,979	2,490,223
DTE Energy Co.	6,760	900,026
Entergy Corp.	18,768	1,866,853
		5,257,102
Electrical Components & Equipment — 1.7%
AMETEK, Inc.	13,262	1,693,955
Electronics — 2.5%
Agilent Technologies, Inc.	8,706	1,106,881
Vontier Corp.*	45,527	1,378,102
		2,484,983
	Number of Shares	Value†

Engineering & Construction — 1.0%
EMCOR Group, Inc.	9,301	$1,043,200
Environmental Control — 1.3%
Waste Connections, Inc.	11,555	1,247,709
Food — 2.2%
Tyson Foods, Inc., Class A	29,821	2,215,700
Hand & Machine Tools — 1.9%
Lincoln Electric Holdings, Inc.	15,346	1,886,637
Healthcare Services — 2.2%
Laboratory Corp. of America Holdings*	8,666	2,210,090
Home Furnishings — 1.0%
Leggett & Platt, Inc.	22,738	1,037,990
Insurance — 7.9%
Axis Capital Holdings Ltd.	25,178	1,248,074
Globe Life, Inc.	27,891	2,695,107
RenaissanceRe Holdings Ltd.	9,089	1,456,512
The Hartford Financial Services Group, Inc.	38,242	2,554,183
		7,953,876
Internet — 1.4%
F5 Networks, Inc.*	6,769	1,412,149
Machinery — Construction & Mining — 4.5%
BWX Technologies, Inc.	47,588	3,137,952
Oshkosh Corp.	11,336	1,345,130
		4,483,082
Machinery — Diversified — 1.1%
GrafTech International Ltd.	92,424	1,130,345
Media — 1.8%
Discovery, Inc., Class C*	11,226	414,127
Fox Corp., Class B	40,806	1,425,354
		1,839,481
Miscellaneous Manufacturing — 1.1%
Carlisle Cos., Inc.	6,757	1,112,067
Oil & Gas — 2.0%
Marathon Petroleum Corp.	11,931	638,189
Pioneer Natural Resources Co.	8,389	1,332,341
		1,970,530
Packaging and Containers — 1.5%
Graphic Packaging Holding Co.	84,010	1,525,622
Pharmaceuticals — 1.6%
Henry Schein, Inc.*	22,878	1,584,073
Retail — 7.6%
AutoZone, Inc.*	632	887,517
Casey's General Stores, Inc.	8,810	1,904,634
Cracker Barrel Old Country Store, Inc.	3,309	572,060

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
MSC Industrial Direct Co., Inc., Class A	16,445	$1,483,174
O'Reilly Automotive, Inc.*	1,631	827,325
Qurate Retail, Inc., Class A	81,626	959,922
Ross Stores, Inc.	8,492	1,018,276
		7,652,908
Savings & Loans — 1.0%
Washington Federal, Inc.	30,730	946,484
Semiconductors — 2.3%
CMC Materials, Inc.	731	129,234
Maxim Integrated Products, Inc.	23,430	2,140,799
		2,270,033
Software — 6.4%
CDK Global, Inc.	33,161	1,792,684
Cerner Corp.	8,367	601,420
Citrix Systems, Inc.	11,535	1,619,052
Electronic Arts, Inc.	11,317	1,531,982
Synopsys, Inc.*	3,628	898,946
		6,444,084
Telecommunications — 0.9%
Motorola Solutions, Inc.	4,511	848,294
Trucking and Leasing — 1.6%
GATX Corp.	17,620	1,634,079
TOTAL COMMON STOCKS (Cost $66,169,179)		90,078,044

REAL ESTATE INVESTMENT TRUSTS — 9.3%
Apartments — 0.8%
Camden Property Trust	1,570	172,559
Equity Residential	8,732	625,473
		798,032
Building & Real Estate — 2.7%
Equity LifeStyle Properties, Inc.	42,198	2,685,481
Diversified — 1.5%
Lamar Advertising Co., Class A	15,904	1,493,704
Hotels & Resorts — 1.1%
Apple Hospitality REIT, Inc.	76,450	1,113,876
Industrial — 1.5%
Americold Realty Trust	39,192	1,507,716
Office Property — 0.8%
Equity Commonwealth	27,188	755,826
Storage & Warehousing — 0.9%
Public Storage	3,846	949,039
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,923,713)		9,303,674

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $1,701,199)	1,701,199	$1,701,199
TOTAL INVESTMENTS — 101.0% (Cost $75,794,091)		$101,082,917
Other Assets & Liabilities — (1.0)%		(952,695)
TOTAL NET ASSETS — 100.0%		$100,130,222

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
Country Weightings as of 03/31/2021††
United States	94%
Bermuda	3
Israel	1
Ireland	1
Canada	1
Total	100%
††	% of total investments as of March 31, 2021.

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